Summary of Significant Accounting Policies (Details) - Schedule of noncontrolling interests	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Ownership Interests [Line Items]
Total noncontrolling interests	¥ 75,400,758	$ 11,826,271	¥ 11,805,734
VIDA [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	(31,675,783)	(4,968,205)	4,630,583
ICinit [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests			781,772
VIYI [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	107,249,069	16,821,536	95,064,441
Noncontrolling interests subscriptions receivable [Member]
Other Ownership Interests [Line Items]
Noncontrolling interests	¥ (172,528)	$ (27,060)	¥ (88,671,062)